Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 179,529	$ 174,594	$ 140,521
Cost of revenues	(98,459)	(93,260)	(84,012)
Gross profit	81,070	81,334	56,509
Operating expenses
Research and development expenses	(35,287)	(28,832)	(20,357)
Sales and marketing expenses	(29,253)	(26,610)	(20,219)
General and administrative expenses	(29,960)	(23,073)	(18,474)
Total operating expenses	(94,500)	(78,515)	(59,050)
Operating income / (loss)	(11,874)	3,839	2,125
Interest income	6,733	1,189	1,377
Interest expense	(163)		(1,400)
Other (loss) / income, net	13,966	4,679	564
Income before income tax	8,403	9,732	2,621
Income tax	1,459	647	(2,239)
Net income	9,862	10,379	382
Net income attributable to the non-controlling interest	(950)	(283)	(121)
Net (loss) / income attributable to Xunlei Limited's common shareholders	(105,366)	2,268	(313)
Xunlei Limited [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Cost of revenues	(1,673)	(2,264)	(3,075)
Gross profit	(1,673)	(2,264)	(3,075)
Operating expenses
Research and development expenses			(1,369)
Sales and marketing expenses		(241)	(489)
General and administrative expenses	(996)	(972)	(1,315)
Total operating expenses	(996)	(1,213)	(3,173)
Operating income / (loss)	(2,669)	(3,477)	(6,248)
Interest income	6,171	706	1,089
Interest expense	(163)
Other (loss) / income, net	7,602	1,651	(885)
Income from subsidiaries and consolidated VIEs	(129)	11,782	6,547
Income before income tax	10,812	10,662	503
Income tax	0	0	0
Net income	10,812	10,662	503
Net income attributable to the non-controlling interest	0	0	0
Net (loss) / income attributable to Xunlei Limited's common shareholders	$ 10,812	$ 10,662	$ 503